MERRILL LYNCH
                                                               S&P 500
                                                               INDEX FUND

                                                               Merrill Lynch
                                                               Index Funds, Inc.

                                [GRAPHIC OMITTED]

                                                      STRATEGIC
                                                               Performance

                                                               Annual Report
                                                               December 31, 1999

                        Merrill Lynch S&P 500 Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Important Tax Information (unaudited)

Of the ordinary income distribution paid by Merrill Lynch S&P 500 Index Fund to shareholders of record on December 8, 1999, 71.14% qualifies for the dividends received deduction for corporations.

Additionally, the Fund paid a long-term capital gains distribution of $.085220 to shareholders of record on December 8, 1999. The entire long-term capital gains distribution is subject to the 20% tax rate.

Please retain this information for your records.

                             Merrill Lynch S&P 500 Index Fund, December 31, 1999

DEAR SHAREHOLDER

Fiscal Year in Review

The Standard & Poor's 500 (S&P 500) Composite Index had another extraordinary year in 1999 with a total return of +21.04%. The backdrop of this strong performance was a continued robust US economy, a global economic recovery, and increasing bond yields and interest rates despite little evidence of actual inflationary pressures. Topped off by a strong fourth-quarter rally, the Index advanced for an unprecedented fifth consecutive year with annual returns in excess of 20%. The last quarter of 1999 turned into a remarkable period for the Index as it posted a total return of +14.88%, despite the narrowness of the gains within the Index's universe of component stocks, which was centered around its largest-capitalization growth stocks. In addition, 1999 became the ninth-straight year in which the Index had a positive total return. For the three-year and five-year periods ended December 31, 1999, the S&P 500 Index had annual total returns of +27.56% and +28.54%, respectively.

The S&P 500 Index closed the first half of 1999 at an all-time high of 1,372.71 amid indications of a broadening out of recent return patterns in the market as small and mid cap stocks posted strong returns in the year's second quarter. In the second half of the year, although continued strong corporate earning was coupled with still-tame inflationary data, the Index was mostly confined in a trading range between 1,250 and 1,400. After the Index first surpassed the 1,400 level in July, the second half of the year began with three straight months of negative returns. However, this was followed by three straight positive months, with the market ending the year on a very strong note as the Index advanced by more than 80 points in December to finish the year at an all-time high of 1,469.25. For the six and 12-month periods ended December 31, 1999, the S&P 500 Index posted total returns of +7.71% and +21.04%, respectively. For the year as a whole, large-capitalization and growth stocks once again provided strong leadership for the market, in particular the S&P technology sector, which led all groups by outperforming the overall Index by 14.7 percentage points.

For the year ended December 31, 1999, Merrill Lynch S&P 500 Index Fund's Class A and Class D Shares had total returns of +20.45% and +20.16%, respectively. The S&P 500 Index had a total return of +21.04% during the same 12-month period. (For complete performance information, see pages 4 and 5 of this report to shareholders.)

The Fund invests all of its assets in Master S&P 500 Index Series (formerly Merrill Lynch S&P 500 Index Series), which has the same investment objective as the Fund. The principal investments of the Series are a fully replicating portfolio of all 500 stocks in the Index. Incremental cash inflows are typically invested through the use of S&P 500 futures contracts. At December 31, 1999, the Series' equity portfolio was valued at $1.7 billion, which represented 97.9% of net assets. In addition, the Series held a long position in S&P 500 futures contracts. Through its holdings of equities and futures contracts, it is the Series' goal to be 100% invested in the S&P 500 Index at all times.

A number of new equity positions were added to the Series during the second half of 1999, as Standard & Poor's revised its list in response to merger and acquisition activity involving constituents within the Index. This activity continued at a rapid pace throughout the last half of 1999. During this time, we added to the Series' portfolio: QUALCOMM Incorporated, ADC Telecommunications, Inc., Allied Waste Industries, Inc., Conoco Inc. (Class B), Lexmark International Group, Inc. (Class A), Tosco Corporation, Global Crossing Ltd., Bed Bath & Beyond Inc., Adaptec, Inc., Pinnacle West Capital Corporation, Analog Devices, Inc., The Home Depot, Inc., T. Rowe Price Associates, Inc., Leggett & Platt, Incorporated, El Paso Energy Corporation, Comverse Technology, Inc., Pactiv Corporation, Xilinx, Inc., Teradyne, Inc., Quintiles Transnational Corp., Molex Incorporated, Citrix Systems, Inc., Old Kent Financial Corporation, Honeywell International Inc., Yahoo! Inc. and Transocean Sedco Forex Inc.

In Conclusion

We appreciate your investment in Merrill Lynch S&P 500 Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

February 14, 2000

================================================================================
To reduce shareholders' expenses, Merrill Lynch S&P 500 Index Fund will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.
================================================================================


                                      2 & 3

                             Merrill Lynch S&P 500 Index Fund, December 31, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.

==================================================================================================================
Recent Performance Results

                                                  3 Month                   12 Month               Since Inception
As of December 31, 1999                        Total Return               Total Return              Total Return
==================================================================================================================
ML S&P 500 Index Fund Class A Shares*             +14.78%                    +20.45%                   +102.04%
------------------------------------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class D Shares*             +14.70                     +20.16                    +100.69
------------------------------------------------------------------------------------------------------------------
S&P 500 Index**                                   +14.88                     +21.04                    +103.93
==================================================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/03/97.
** This unmanaged broad-based Index is comprised of common stocks. Since inception total return is from 4/03/97.

================================================================================
Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
Year Ended 12/31/99                                                      +20.45%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/99                                     +29.20
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
Year Ended 12/31/99                                                      +20.16%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/99                                     +28.88
--------------------------------------------------------------------------------

================================================================================
Total Return Based on a $10,000 Investment

ML S&P 500 Index Fund's Class Class A & Class D Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A & Class D Shares compared to growth of an investment in the Standard & Poor's 500 Index Fund. Beginning and ending values are:

                                                       4/3/97**           12/99
ML S&P 500 Index Fund+--
Class A Shares*                                        $10,000           $20,199
Class D Shares*                                        $10,000           $20,074
S&P 500 Index++                                        $10,000           $20,393

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**    Commencement of operations.

+ The Fund invests all of its assets in Master S&P 500 Index Series of Quantitative Master Series. Trust. The Trust's investments are allocated among common stocks in approximately the same weightings as the S&P 500 Index.

++    This unmanaged broad-based Index is comprised of common stocks.


                                      4 & 5

                             Merrill Lynch S&P 500 Index Fund, December 31, 1999

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND            As of December 31, 1999
====================================================================================================================================
Assets:               Investment in Master S&P 500 Index Series, at value (identified cost --
                        $1,216,805,199) .......................................................                      $1,690,335,535
                      Deferred organization expenses ..........................................                               9,822
                      Prepaid registration fees and other assets ..............................                              11,112
                                                                                                                     --------------
                      Total assets ............................................................                       1,690,356,469
                                                                                                                     --------------
====================================================================================================================================
Liabilities:          Payables:
                         Administrative fees ..................................................   $      348,632
                         Distributor ..........................................................          172,877            521,509
                                                                                                  --------------
                      Accrued expenses ........................................................                             326,194
                                                                                                                     --------------
                      Total liabilities .......................................................                             847,703
                                                                                                                     --------------
====================================================================================================================================
Net Assets:           Net assets ..............................................................                      $1,689,508,766
                                                                                                                     ==============
====================================================================================================================================
Net Assets            Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares
Consist of:             authorized ............................................................                      $        4,708
                      Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares
                        authorized ............................................................                               4,673
                      Paid-in capital in excess of par ........................................                       1,247,894,960
                      Undistributed investment income -- net ..................................                              20,132
                      Accumulated distributions in excess of realized capital gains on
                        investments from the Series -- net ....................................                         (19,286,254)
                      Accumulated realized capital losses on investments from the Series
                        -- net ................................................................                         (12,659,789)
                      Unrealized appreciation on investments from the Series -- net ...........                         473,530,336
                                                                                                                     --------------
                      Net assets ..............................................................                      $1,689,508,766
                                                                                                                     ==============
====================================================================================================================================
Net Asset             Class A -- Based on net assets of $848,590,567 and 47,080,489 shares
Value:                  outstanding ...........................................................                      $        18.02
                                                                                                                     ==============
                      Class D -- Based on net assets of $840,918,199 and 46,729,895 shares
                        outstanding ...........................................................                      $        18.00
                                                                                                                     ==============
====================================================================================================================================

                      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND            For the Year Ended December 31, 1999
====================================================================================================================================
Investment Income:    Investment income allocated from the Series .............................                      $   20,588,974
                      Expenses allocated from the Series ......................................                           1,072,936
                                                                                                                     --------------
                      Net investment income from the Series ...................................                          19,516,038
                                                                                                                     --------------
====================================================================================================================================
Expenses:             Administration fee ......................................................   $    3,188,914
                      Account maintenance fee -- Class D ......................................        1,698,660
                      Transfer agent fees .....................................................          888,805
                      Registration fees .......................................................          252,706
                      Printing and shareholder reports ........................................          117,649
                      Professional fees .......................................................           41,675
                      Amortization of organization expenses ...................................            4,365
                      Accounting services .....................................................            1,290
                                                                                                  --------------
                      Total expenses ..........................................................        6,194,064
                      Reimbursement of expenses ...............................................          (39,161)
                                                                                                  --------------
                      Total expenses after reimbursement ......................................                           6,154,903
                                                                                                                     --------------
                      Investment income -- net ................................................                          13,361,135
                                                                                                                     --------------
====================================================================================================================================
Realized &            Realized loss on investments from the Series -- net .....................                         (12,925,029)
Unrealized Gain       Change in unrealized appreciation on investments from the Series -- net..                         282,264,783
(Loss) from the                                                                                                      --------------
Series -- Net:        Net Increase in Net Assets Resulting from Operations ....................                      $  282,700,889
                                                                                                                     ==============
====================================================================================================================================

                      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                      For the Year Ended December 31,
S&P 500                                                                                           ---------------------------------
INDEX FUND            Increase (Decrease) in Net Assets:                                               1999               1998
====================================================================================================================================
Operations:           Investment income -- net ................................................   $   13,361,135     $   10,753,894
                      Realized gain (loss) on investments from the Series -- net ..............      (12,925,029)        38,594,938
                      Change in unrealized appreciation on investments from the Series
                        -- net ................................................................      282,264,783        145,214,701
                                                                                                  --------------     --------------
                      Net increase in net assets resulting from operations ....................      282,700,889        194,563,533
                                                                                                  --------------     --------------
====================================================================================================================================
Dividends &           Investment income -- net
Distributions to        Class A ...............................................................       (7,708,322)        (6,818,554)
Shareholders:           Class D ...............................................................       (6,171,913)        (3,415,559)
                      Realized gain on investments from the Series -- net
                        Class A ...............................................................               --        (25,172,753)
                        Class D ...............................................................               --        (15,177,398)
                      In excess of realized gain on investments from the Series -- net
                        Class A ...............................................................       (9,542,324)                --
                        Class D ...............................................................       (9,743,930)                --
                                                                                                  --------------     --------------
                      Net decrease in net assets resulting from dividends and distributions
                        to shareholders .......................................................      (33,166,489)       (50,584,264)
                                                                                                  --------------     --------------
====================================================================================================================================
Capital Share         Net increase in net assets derived from capital share transactions ......      322,049,353        371,363,058
Transactions:                                                                                     --------------     --------------
====================================================================================================================================
Net Assets:           Total increase in net assets ............................................      571,583,753        515,342,327
                      Beginning of year .......................................................    1,117,925,013        602,582,686
                                                                                                  --------------     --------------
                      End of year* ............................................................   $1,689,508,766     $1,117,925,013
                                                                                                  ==============     ==============
====================================================================================================================================
                   *  Undistributed investment income -- net ..................................   $       20,132     $      539,232
                                                                                                  ==============     ==============
====================================================================================================================================

                      See Notes to Financial Statements.


                                      6 & 7

                             Merrill Lynch S&P 500 Index Fund, December 31, 1999

FINANCIAL HIGHLIGHTS

                                                                                                             Class A
                                                                                              --------------------------------------
                      The following per share data and ratios have been derived                   For the Year        For the Period
MERRILL LYNCH         from information provided in the financial statements.                      Ended Dec. 31,         April 3,
S&P 500                                                                                       ---------------------      1997+ to
INDEX FUND            Increase (Decrease) in Net Asset Value:                                   1999         1998      Dec. 31, 1997
====================================================================================================================================
Per Share             Net asset value, beginning of period .............................      $  15.30     $  12.55      $  10.00
Operating                                                                                     --------     --------      --------
Performance:          Investment income -- net .........................................           .18          .18           .11
                      Realized and unrealized gain on investments from the Series -- net          2.92         3.33          2.97
                                                                                              --------     --------      --------
                      Total from investment operations .................................          3.10         3.51          3.08
                                                                                              --------     --------      --------
                      Less dividends and distributions:
                        Investment income -- net .......................................          (.17)        (.16)         (.11)
                        Realized gain on investments from the Series -- net ............            --         (.60)         (.42)
                        In excess of realized gain on investments from the Series -- net          (.21)          --            --
                                                                                              --------     --------      --------
                      Total dividends and distributions ................................          (.38)        (.76)         (.53)
                                                                                              --------     --------      --------
                      Net asset value, end of period ...................................      $  18.02     $  15.30      $  12.55
                                                                                              ========     ========      ========
====================================================================================================================================
Total Investment      Based on net asset value per share ...............................         20.45%       28.24%        30.80%++
Return:                                                                                       ========     ========      ========
====================================================================================================================================
Ratios to Average     Expenses, net of reimbursement++ .................................           .38%         .39%          .40%*
Net Assets:                                                                                   ========     ========      ========
                      Expenses++ .......................................................           .38%         .40%          .57%*
                                                                                              ========     ========      ========
                      Investment income -- net .........................................          1.03%        1.27%         1.71%*
                                                                                              ========     ========      ========
====================================================================================================================================
Supplemental Data:    Net assets, end of period (in thousands) .........................      $848,591     $682,669      $445,016
                                                                                              ========     ========      ========
====================================================================================================================================
                                                                                                             Class D
                                                                                              --------------------------------------
                      The following per share data and ratios have been derived                   For the Year        For the Period
                      from information provided in the financial statements.                      Ended Dec. 31,         April 3,
                                                                                              ---------------------      1997+ to
                      Increase (Decrease) in Net Asset Value:                                   1999         1998      Dec. 31, 1997
====================================================================================================================================
Per Share             Net asset value, beginning of period .............................      $  15.28     $  12.54      $  10.00
Operating                                                                                     --------     --------      --------
Performance:          Investment income -- net .........................................           .13          .11           .11
                      Realized and unrealized gain on investments from the Series -- net          2.94         3.37          2.95
                                                                                              --------     --------      --------
                      Total from investment operations .................................          3.07         3.48          3.06
                                                                                              --------     --------      --------
                      Less dividends and distributions:
                        Investment income -- net .......................................          (.14)        (.14)         (.10)
                        Realized gain on investments from the Series -- net ............            --         (.60)         (.42)
                        In excess of realized gain on investments from the Series -- net          (.21)          --            --
                                                                                              --------     --------      --------
                      Total dividends and distributions ................................          (.35)        (.74)         (.52)
                                                                                              --------     --------      --------
                      Net asset value, end of period ...................................      $  18.00     $  15.28      $  12.54
                                                                                              ========     ========      ========
====================================================================================================================================
Total Investment      Based on net asset value per share ...............................         20.16%       27.95%        30.53%++
Return:                                                                                       ========     ========      ========
====================================================================================================================================
Ratios to Average     Expenses, net of reimbursement++ .................................           .63%         .64%          .65%*
Net Assets:                                                                                   ========     ========      ========
                      Expenses++ .......................................................           .63%         .65%          .82%*
                                                                                              ========     ========      ========
                      Investment income -- net .........................................           .77%        1.00%         1.47%*
                                                                                              ========     ========      ========
====================================================================================================================================
Supplemental Data:    Net assets, end of period (in thousands) .........................      $840,918     $435,256      $157,567
                                                                                              ========     ========      ========
====================================================================================================================================

                       +    Commencement of operations.
                      ++    Includes the Fund's share of the Series' allocated
                            expenses.
                      ++    Aggregate total investment return.
                       *    Annualized.

                            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund seeks to achieve its investment objective by investing all of its assets in the Master S&P 500 Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and has exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses -- Prepaid registration fees are charged to expense


                                      8 & 9

                             Merrill Lynch S&P 500 Index Fund, December 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
S&P 500
INDEX FUND

as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of .20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Effective August 2, 1999, the annual rate was changed to .245%. For the year ended December 31, 1999, FAM earned fees of $3,188,914, of which $39,161 was voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of
 .25% based upon the average daily net assets of Class D shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account main tenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investments in the Series for the year ended December 31, 1999 were $697,173,138 and $413,913,693, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $322,049,353 and $371,363,058 for the years ended December 31, 1999 and December 31, 1998, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..........................           43,531,071       $ 714,509,919
Shares issued to shareholders
in reinvestment of dividends
and distributions ....................              950,102          16,408,260
                                                -----------       -------------
Total issued .........................           44,481,173         730,918,179
Shares redeemed ......................          (42,032,381)       (704,821,899)
                                                -----------       -------------
Net increase .........................            2,448,792       $  26,096,280
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 1998                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..........................           37,535,322       $ 523,733,579
Shares issued to shareholders
in reinvestment of dividends
and distributions ....................            2,106,793          30,969,855
                                                -----------       -------------
Total issued .........................           39,642,115         554,703,434
Shares redeemed ......................          (30,483,660)       (411,225,731)
                                                -----------       -------------
Net increase .........................            9,158,455       $ 143,477,703
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 1999                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..........................           34,981,106       $ 573,245,057
Shares issued to shareholders
in reinvestment of dividends
and distributions ....................              790,655          13,630,892
                                                -----------       -------------
Total issued .........................           35,771,761         586,875,949
Shares redeemed ......................          (17,530,176)       (290,922,876)
                                                -----------       -------------
Net increase .........................           18,241,585       $ 295,953,073
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 1998                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..........................           25,706,795       $ 363,953,608
Shares issued to shareholders
in reinvestment of dividends
and distributions ....................            1,037,731          15,244,271
                                                -----------       -------------
Total issued .........................           26,744,526         379,197,879
Shares redeemed ......................          (10,821,319)       (151,312,524)
                                                -----------       -------------
Net increase .........................           15,923,207       $ 227,885,355
                                                ===========       =============
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch S&P 500 Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2000


                                     10 & 11

                             Merrill Lynch S&P 500 Index Fund, December 31, 1999

SCHEDULE OF INVESTMENTS

  Master S&P 500 Index Series
  ------------------------------------------------------------------------------
                                                         Shares
  Issue                                                   Held          Value
  ==============================================================================
  Common Stocks

+ 3Com Corporation ...............................        46,345     $ 2,178,215
+ ADC Telecommunications, Inc. ...................        20,120       1,459,957
+ The AES Corporation ............................        27,726       2,072,518
  AFLAC Incorporated .............................        35,776       1,688,180
  ALLTEL Corporation .............................        42,167       3,486,684
+ ALZA Corporation ...............................        13,672         473,393
+ AMR Corporation ................................        19,891       1,332,697
  AT&T Corp. .....................................       429,203      21,782,052
  Abbott Laboratories ............................       206,494       7,498,313
+ Adaptec, Inc. ..................................        13,716         683,228
  Adobe Systems Incorporated .....................        16,145       1,085,751
  Adolph Coors Company (Class B) .................         4,971         260,977
+ Advanced Micro Devices, Inc. ...................        19,810         573,252
  Aetna Inc. .....................................        20,104       1,122,054
  Air Products and Chemicals, Inc. ...............        30,801       1,033,759
  Alberto-Culver Company (Class B) ...............         7,506         193,749
  Albertson's, Inc. ..............................        56,892       1,834,767
  Alcan Aluminum Ltd. ............................        29,436       1,212,395
  Alcoa Inc. .....................................        49,216       4,084,928
  Allegheny Technologies Incorporated ............        12,567         281,972
  Allergan Inc. ..................................        17,662         878,684
+ Allied Waste Industries, Inc. ..................        25,366         223,538
  The Allstate Corporation .......................       108,182       2,596,368
  Amerada Hess Corporation .......................        12,174         690,875
  Ameren Corporation .............................        18,431         603,615
+ America Online, Inc. ...........................       300,273      22,651,844
  American Electric Power Company, Inc. ..........        26,023         835,989
  American Express Company .......................        60,132       9,996,945
  American General Corporation ...................        33,193       2,518,519
  American Greetings Corporation (Class A) .......         8,666         204,734
  American Home Products Corporation .............       175,386       6,916,785
  American International Group, Inc. .............       207,962      22,485,891
+ Amgen Inc. .....................................       137,248       8,243,458
  AmSouth Bancorporation .........................        52,531       1,014,505
  Anadarko Petroleum Corporation .................        17,147         585,141
+ Analog Devices, Inc. ...........................        23,434       2,179,362
+ Andrew Corporation .............................        11,021         208,710
  Anheuser-Busch Companies, Inc. .................        62,498       4,429,546
  Aon Corporation ................................        34,514       1,380,560
  Apache Corporation .............................        15,323         565,993
+ Apple Computer, Inc. ...........................        21,649       2,225,788
+ Applied Materials, Inc. ........................        50,829       6,439,399
  Archer-Daniels-Midland Company .................        81,716         995,914
  Armstrong World Industries, Inc. ...............         5,389         179,858
  Ashland Inc. ...................................         9,713         319,922
  Associates First Capital Corporation (Class A) .        97,819       2,683,909
  Atlantic Richfield Company (ARCO) ..............        43,382       3,752,543
  Autodesk, Inc. .................................         8,194         276,547
  Automatic Data Processing, Inc. ................        83,965       4,523,614
+ AutoZone, Inc. .................................        19,390         626,539
  Avery Dennison Corporation .....................        15,135       1,102,963
  Avon Products, Inc. ............................        32,547       1,074,051
  The B.F. Goodrich Company ......................        14,793         406,807
  BB&T Corporation ...............................        44,456       1,216,983
+ BMC Software, Inc. .............................        32,553       2,602,205
  Baker Hughes Incorporated ......................        44,253         932,079
  Ball Corporation ...............................         4,091         161,083
  Bank of America Corporation ....................       229,311      11,508,546
  The Bank of New York Company, Inc. .............        98,948       3,957,920
  Bank One Corporation ...........................       154,050       4,939,228
  Barrick Gold Corporation .......................        52,960         936,730
  Bausch & Lomb Incorporated .....................         7,752         530,527
  Baxter International Inc. ......................        39,078       2,454,587
  The Bear Stearns Companies Inc. ................        16,008         684,342
  Becton, Dickinson and Company ..................        33,651         900,164
+ Bed Bath & Beyond Inc. .........................        18,793         653,057
  Bell Atlantic Corporation ......................       208,572      12,840,214
  BellSouth Corporation ..........................       252,835      11,835,838
  Bemis Company, Inc. ............................         7,052         245,938
+ Best Buy Co., Inc. .............................        27,572       1,383,770
  Bestfoods ......................................        37,467       1,969,359
+ Bethlehem Steel Corporation ....................        17,583         147,258
  Biomet, Inc. ...................................        15,154         606,160
  The Black & Decker Corporation .................        11,667         609,601
  The Boeing Company .............................       125,529       5,217,299
  Boise Cascade Corporation ......................         7,679         310,999
+ Boston Scientific Corporation ..................        55,654       1,217,431
  Briggs & Stratton Corporation ..................         3,136         168,168
  Bristol-Myers Squibb Company ...................       266,452      17,102,888
  Brown-Forman Corporation (Class B) .............         9,202         526,814
  Brunswick Corporation ..........................        12,334         274,431
  Burlington Northern Santa Fe Corp. .............        61,378       1,488,416
  Burlington Resources Inc. ......................        29,224         966,218
+ CBS Corporation ................................       102,406       6,547,584
  CIGNA Corporation ..............................        25,025       2,016,077
  CMS Energy Corporation .........................        15,555         485,122
  C.R. Bard, Inc. ................................         6,924         366,972
  CSX Corporation ................................        29,327         920,135
  CVS Corporation ................................        52,668       2,103,428
+ Cabletron Systems, Inc. ........................        24,253         630,578
  Campbell Soup Company ..........................        57,468       2,223,293
  Capital One Financial Corporation ..............        26,485       1,276,246
  Cardinal Health, Inc. ..........................        37,644       1,802,206
  Carnival Corporation ...........................        82,865       3,961,983
  Carolina Power & Light Company .................        21,479         653,767
  Caterpillar Inc. ...............................        47,758       2,247,611
+ Cendant Corporation ............................        95,506       2,536,878
  Centex Corporation .............................         7,961         196,537
  Central & South West Corporation ...............        28,563         571,260
  CenturyTel, Inc. ...............................        18,773         889,371
+ Ceridian Corporation ...........................        19,457         419,542
  Champion International Corporation .............        12,882         797,879
  The Charles Schwab Corporation .................       110,139       4,226,584
  The Chase Manhattan Corporation ................       110,785       8,606,610
  Chevron Corporation ............................        88,150       7,635,994
  The Chubb Corporation ..........................        23,632       1,330,777
  Cincinnati Financial Corporation ...............        22,044         687,497
  Cinergy Corp. ..................................        21,346         514,972
  Circuit City Stores -- Circuit City Group ......        27,314       1,230,837
+ Cisco Systems, Inc. ............................       439,365      47,066,976
  Citigroup Inc. .................................       452,886      25,163,478
+ Citrix Systems, Inc. ...........................        12,037       1,480,551
+ Clear Channel Communications, Inc. .............        45,434       4,054,984
  The Clorox Company .............................        31,800       1,601,925
  The Coastal Corporation ........................        28,730       1,018,119
  The Coca-Cola Company ..........................       331,771      19,325,661
  Coca-Cola Enterprises Inc. .....................        57,187       1,150,888
  Colgate-Palmolive Company ......................        78,253       5,086,445
  Columbia Energy Group ..........................        10,915         690,374
  Columbia/HCA Healthcare Corporation ............        75,660       2,217,784
  Comcast Corporation (Class A) ..................       100,968       5,073,642
  Comerica Incorporated ..........................        21,052         982,865
  Compaq Computer Corporation ....................       228,346       6,179,614
  Computer Associates International, Inc. ........        72,403       5,063,685
+ Computer Sciences Corporation ..................        22,363       2,116,099
+ Compuware Corporation ..........................        48,056       1,790,086
+ Comverse Technology, Inc. ......................         9,574       1,385,836
  ConAgra, Inc. ..................................        66,121       1,491,855
  Conoco Inc. (Class B) ..........................        84,119       2,092,460
  Conseco, Inc. ..................................        43,939         785,410
  Consolidated Edison, Inc. ......................        29,688       1,024,236
  Consolidated Natural Gas Company ...............        12,898         837,564
+ Consolidated Stores Corporation ................        14,870         241,637
  Constellation Energy Group .....................        20,105         583,045
  Cooper Industries, Inc. ........................        12,648         511,453
  Cooper Tire & Rubber Company ...................        10,209         158,878
  Corning Incorporated ...........................        32,908       4,243,075
+ Costco Wholesale Corporation ...................        29,797       2,718,976
  Countrywide Credit Industries, Inc. ............        15,178         383,244
  Crane Co. ......................................         8,851         175,914
  Crown Cork & Seal Company, Inc. ................        16,369         366,256
  Cummins Engine Company, Inc. ...................         5,561         268,666
  DTE Energy Company .............................        19,483         611,279
  Dana Corporation ...............................        22,097         661,529
  Danaher Corporation ............................        19,156         924,277
  Darden Restaurants, Inc. .......................        17,652         319,942
  Dayton Hudson Corporation ......................        59,189       4,346,692
  Deere & Company ................................        31,389       1,361,498
+ Dell Computer Corporation ......................       341,293      17,405,943
  Delphi Automotive Systems Corporation ..........        75,892       1,195,299
  Delta Air Lines, Inc. ..........................        17,847         889,004
  Deluxe Corporation .............................         9,860         270,534
  Dillard's, Inc. (Class A) ......................        14,391         290,518
  Dollar General Corporation .....................        35,727         812,789
  Dominion Resources, Inc. .......................        25,630       1,005,977
  Dover Corporation ..............................        27,352       1,241,097
  The Dow Chemical Company .......................        29,456       3,936,058
  Dow Jones & Company, Inc. ......................        12,018         817,224
  Duke Energy Corporation ........................        49,079       2,460,085
  The Dun & Bradstreet Corporation ...............        21,610         637,495
  E.I. du Pont de Nemours and Company ............       140,302       9,242,394
+ EMC Corporation ................................       136,673      14,931,525
  Eastern Enterprises ............................         3,580         205,626
  Eastman Chemical Company .......................        10,533         502,292
  Eastman Kodak Company ..........................        42,392       2,808,470
  Eaton Corporation ..............................         9,886         717,971
  Ecolab Inc. ....................................        17,453         682,849
  Edison International ...........................        46,637       1,221,306
  El Paso Energy Corporation .....................        30,668       1,190,302
  Electronic Data Systems Corporation ............        63,236       4,232,860
  Eli Lilly and Company ..........................       146,480       9,740,920


                                     12 & 13

                             Merrill Lynch S&P 500 Index Fund, December 31, 1999

  Master S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                         Shares
  Issue                                                   Held          Value
  ==============================================================================
  Common Stocks (continued)

  Emerson Electric Co. ...........................        58,364     $ 3,348,634
  Engelhard Corporation ..........................        16,943         319,799
  Enron Corp. ....................................        96,122       4,265,414
  Entergy Corporation ............................        33,155         853,741
  Equifax Inc. ...................................        18,998         447,640
  Exxon Mobil Corporation++ ......................       463,886      37,371,816
+ FDX Corporation ................................        40,104       1,641,757
+ FMC Corporation ................................         4,109         235,497
  FPL Group, Inc. ................................        24,120       1,032,637
  Federal Home Loan Mortgage Association .........        93,377       4,394,555
  Federal National Mortgage Association ..........       137,679       8,596,333
+ Federated Department Stores, Inc. ..............        28,200       1,425,862
  Fifth Third Bancorp ............................        41,465       3,042,494
  First Data Corporation .........................        56,290       2,775,801
  First Union Corporation ........................       132,675       4,353,398
  Firstar Corporation ............................       131,660       2,781,317
  FirstEnergy Corp. ..............................        31,300         710,119
  FleetBoston Financial Corporation ..............       122,980       4,281,241
  Fleetwood Enterprises, Inc. ....................         4,386          90,461
  Florida Progress Corporation ...................        13,215         559,160
  Fluor Corporation ..............................        10,203         468,063
  Ford Motor Company .............................       162,245       8,669,967
  Fort James Corporation .........................        29,063         795,600
  Fortune Brands, Inc. ...........................        22,040         728,697
  Foster Wheeler Corporation .....................         5,460          48,457
  Franklin Resources, Inc. .......................        33,867       1,085,861
+ Freeport-McMoRan Copper & Gold, Inc. (Class B) .        21,959         463,884
  GPU, Inc. ......................................        16,579         496,334
  GTE Corporation ................................       130,533       9,210,735
  Gannett Co., Inc. ..............................        37,445       3,054,108
  The Gap, Inc. ..................................       115,008       5,290,368
+ Gateway Inc. ...................................        42,517       3,063,881
  General Dynamics Corporation ...................        26,995       1,423,986
  General Electric Company .......................       440,707      68,199,408
+ General Instrument Corporation .................        23,331       1,983,135
  General Mills, Inc. ............................        40,812       1,459,029
  General Motors Corporation .....................        85,994       6,250,689
  Genuine Parts Company ..........................        23,884         592,622
  Georgia-Pacific Group ..........................        22,967       1,165,575
  The Gillette Company ...........................       144,081       5,934,336
+ Global Crossing Ltd. ...........................       101,933       5,096,650
  Golden West Financial Corporation ..............        21,708         727,218
  The Goodyear Tire & Rubber Company .............        21,004         592,050
  The Great Atlantic & Pacific Tea Company, Inc. .         5,138         143,222
  Great Lakes Chemical Corporation ...............         7,725         294,998
+ Guidant Corporation ............................        41,285       1,940,395
  H & R Block, Inc. ..............................        13,148         575,225
  H.J. Heinz Company .............................        48,138       1,916,494
+ HEALTHSOUTH Corporation ........................        51,882         278,866
  Halliburton Company ............................        59,370       2,389,643
  Harcourt General, Inc. .........................         9,577         385,474
+ Harrah's Entertainment, Inc. ...................        17,266         456,470
  The Hartford Financial Services Group, Inc. ....        29,768       1,410,259
  Hasbro, Inc. ...................................        26,027         496,140
  Hercules Incorporated ..........................        14,281         398,083
  Hershey Foods Corporation ......................        18,586         882,835
  Hewlett-Packard Company ........................       136,873      15,594,967
  Hilton Hotels Corporation ......................        49,540         476,822
  The Home Depot, Inc. ...........................       309,256      21,203,399
  Homestake Mining Company .......................        34,959         273,117
  Honeywell International Inc. ...................       106,330       6,133,912
  Household International, Inc. ..................        63,150       2,352,338
+ Humana Inc. ....................................        22,549         184,620
  Huntington Bancshares Incorporated .............        30,861         736,806
+ Huttig Building Products, Inc. .................             1               3
  IKON Office Solutions, Inc. ....................        20,039         136,516
  IMS Health Incorporated ........................        41,361       1,124,502
  ITT Industries, Inc. ...........................        11,847         396,134
  Illinois Tool Works Inc. .......................        40,375       2,727,836
+ Inco Limited ...................................        25,784         605,924
  Ingersoll-Rand Company .........................        21,972       1,209,833
  Intel Corporation ..............................       448,767      36,939,134
  International Business Machines Corporation ....       242,128      26,149,824
  International Flavors & Fragrances Inc. ........        14,118         532,954
  International Paper Company ....................        55,657       3,141,142
  The Interpublic Group of Companies, Inc. .......        37,698       2,174,703
  J.C. Penney Company, Inc. ......................        34,954         696,895
  J.P. Morgan & Co., Incorporated ................        23,257       2,944,918
  Jefferson -- Pilot Corporation .................        14,067         960,073
  Johnson & Johnson ..............................       186,781      17,393,981
  Johnson Controls, Inc. .........................        11,443         650,821
  Jostens, Inc. ..................................         4,482         108,969
+ KLA-Tencor Corporation .........................        12,082       1,345,633
  Kansas City Southern Industries, Inc. ..........        14,868       1,109,524
  Kaufman and Broad Home Corporation .............         6,435         155,647
  Kellogg Company ................................        54,454       1,677,864
  Kerr-McGee Corporation .........................        11,628         720,936
  KeyCorp ........................................        60,083       1,329,336
  Kimberly-Clark Corporation .....................        73,117       4,770,884
+ Kmart Corporation ..............................        66,314         667,285
  Knight Ridder, Inc. ............................        11,275         670,862
+ Kohl's Corporation .............................        21,924       1,582,639
+ The Kroger Co. .................................       111,752       2,109,319
+ LSI Logic Corporation ..........................        19,977       1,348,447
  Leggett & Platt, Incorporated ..................        26,365         565,200
  Lehman Brothers Holdings, Inc. .................        16,123       1,365,417
+ Lexmark International Group, Inc. (Class A) ....        17,156       1,552,618
  The Limited, Inc. ..............................        28,808       1,247,746
  Lincoln National Corporation ...................        26,256       1,050,240
  Liz Claiborne, Inc. ............................         7,941         298,780
  Lockheed Martin Corporation ....................        53,137       1,162,372
  Loews Corporation ..............................        14,245         864,493
  Longs Drug Stores Corporation ..................         5,291         136,574
  Louisiana-Pacific Corporation ..................        14,298         203,746
  Lowe's Companies, Inc. .........................        51,330       3,066,967
  Lucent Technologies Inc. .......................       420,841      31,484,167
  MBIA, Inc. .....................................        13,375         706,367
  MBNA Corporation ...............................       107,696       2,934,716
+ MCI WorldCom Inc. ..............................       381,251      20,206,277
  MGIC Investment Corporation ....................        14,199         854,602
  Mallinckrodt Inc. ..............................         9,346         297,320
+ Manor Care, Inc. ...............................        13,841         221,456
  Marriott International, Inc. (Class A) .........        33,417       1,054,724
  Marsh & McLennan Companies, Inc. ...............        35,836       3,429,057
  Masco Corporation ..............................        60,042       1,523,566
  Mattel, Inc. ...................................        56,551         742,232
  The May Department Stores Company ..............        44,883       1,447,477
  Maytag Corporation .............................        11,340         544,320
  McDermott International, Inc. ..................         7,971          72,237
  McDonald's Corporation .........................       181,874       7,331,796
  The McGraw-Hill Companies, Inc. ................        26,340       1,623,202
  McKesson HBOC, Inc. ............................        37,852         854,036
  The Mead Corporation ...........................        13,772         598,221
+ MediaOne Group, Inc. ...........................        82,202       6,314,141
  Medtronic, Inc. ................................       160,550       5,850,041
  Mellon Financial Corporation ...................        68,323       2,327,252
  Merck & Co., Inc. ..............................       313,966      21,055,345
  Meredith Corporation ...........................         6,934         289,061
  Merrill Lynch & Co., Inc.++ ....................        49,789       4,157,382
+ Micron Technology, Inc. ........................        36,246       2,818,126
+ Microsoft Corporation++ ........................       693,101      80,919,542
  Milacron Inc. ..................................         4,988          76,691
  Millipore Corporation ..........................         6,057         233,952
  Minnesota Mining and Manufacturing Company (3M)         53,908       5,276,246
+ Mirage Resorts, Incorporated ...................        25,950         397,359
  Molex Incorporated .............................        21,058       1,193,725
  Monsanto Company ...............................        85,278       3,038,029
  Morgan Stanley Dean Witter & Co. ...............        74,812      10,679,413
  Motorola, Inc. .................................        81,814      12,047,112
  NACCO Industries, Inc. (Class A) ...............         1,097          60,952
  NICOR, Inc. ....................................         6,345         206,213
  Nabisco Group Holdings Corp. ...................        43,808         465,460
  National City Corporation ......................        82,818       1,961,751
+ National Semiconductor Corporation .............        23,039         986,357
  National Service Industries, Inc. ..............         5,443         160,569
+ Navistar International Corporation .............         8,541         404,630
+ Network Appliance, Inc. ........................        20,060       1,666,234
  New Century Energies, Inc. .....................        15,490         470,509
  The New York Times Company (Class A) ...........        23,003       1,130,022
  Newell Rubbermaid Inc. .........................        37,884       1,098,636
  Newmont Mining Corporation .....................        22,543         552,304
+ Nextel Communications, Inc. (Class A) ..........        48,816       5,034,150
+ Niagara Mohawk Holdings Inc. ...................        25,156         350,612
  Nike, Inc. (Class B) ...........................        37,615       1,864,293
  Nordstrom, Inc. ................................        18,611         487,376
  Norfolk Southern Corporation ...................        51,126       1,048,083
  Nortel Networks Corporation ....................       179,401      18,119,501
  Northern States Power Company ..................        20,793         405,464
  Northern Trust Corporation .....................        29,899       1,584,647
  Northrop Grumman Corporation ...................         9,343         505,106
+ Novell, Inc. ...................................        44,738       1,786,724
  Nucor Corporation ..............................        11,757         644,431
  ONEOK, Inc. ....................................         4,247         106,706
  Occidental Petroleum Corporation ...............        49,374       1,067,713
+ Office Depot, Inc. .............................        44,216         483,613
  Old Kent Financial Corporation .................        15,830         559,986
  Omnicom Group Inc. .............................        23,881       2,388,100
+ Oracle Corporation .............................       191,229      21,429,600


                                     14 & 15

                             Merrill Lynch S&P 500 Index Fund, December 31, 1999

  Master S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                         Shares
  Issue                                                   Held          Value
  ==============================================================================
  Common Stocks (concluded)

  Owens Corning ..................................         7,387     $   142,661
+ Owens-Illinois, Inc. ...........................        20,165         505,385
  PACCAR Inc. ....................................        10,513         465,857
  PE Corp-PE Biosystems Group ....................        13,845       1,665,727
  PECO Energy Company ............................        24,955         867,186
  PG&E Corporation ...............................        51,577       1,057,329
  PNC Bank Corp. .................................        39,490       1,757,305
  PP&L Resources, Inc. ...........................        19,301         441,510
  PPG Industries, Inc. ...........................        23,344       1,460,459
+ Pactiv Corporation .............................        23,017         244,556
  PaineWebber Group Inc. .........................        19,170         744,036
  Pall Corporation ...............................        16,700         360,094
+ Parametric Technology Corporation .............         36,167         978,769
  Parker-Hannifin Corporation ...................         15,043         771,894
  Paychex, Inc. .................................         33,140       1,325,600
  Peoples Energy Corporation ....................          4,766         159,661
+ PeopleSoft, Inc. ..............................         36,058         768,486
  The Pep Boys-Manny, Moe & Jack ................          7,073          64,541
  PepsiCo, Inc. .................................        195,531       6,892,468
  PerkinElmer, Inc. .............................          6,171         257,254
  Pfizer Inc ....................................        519,992      16,867,241
  Pharmacia & Upjohn, Inc. ......................         69,645       3,134,025
  Phelps Dodge Corporation ......................         10,876         730,052
  Philip Morris Companies Inc. ..................        317,823       7,369,521
  Phillips Petroleum Company ....................         34,021       1,598,987
  Pinnacle West Capital Corporation .............         11,372         347,557
  Pitney Bowes Inc. .............................         35,630       1,721,374
  Placer Dome Inc. ..............................         43,736         470,162
  Polaroid Corporation ..........................          5,935         111,652
  Potlatch Corporation ..........................          3,885         173,368
  Praxair, Inc. .................................         21,350       1,074,172
  The Procter & Gamble Company ..................        176,521      19,340,082
  The Progressive Corporation ...................          9,823         718,307
  Providian Financial Corporation ...............         19,082       1,737,655
  Public Service Enterprise Group Incorporated ..         29,361       1,022,130
  Pulte Corporation .............................          5,807         130,658
+ QUALCOMM Incorporated .........................         88,628      15,620,685
  The Quaker Oats Company .......................         18,005       1,181,578
+ Quintiles Transnational Corp. .................         15,443         288,591
  R.R. Donnelley & Sons Company .................         16,984         421,415
  Ralston-Ralston Purina Group ..................         43,442       1,210,946
  Raytheon Company (Class B) ....................         45,440       1,207,000
+ Reebok International Ltd. .....................          7,589          62,135
  Regions Financial Corporation .................         29,369         737,896
  Reliant Energy, Inc. ..........................         39,715         908,481
  Republic New York Corporation .................         14,102       1,015,344
  Reynolds Metals Company .......................          8,462         648,401
  Rite Aid Corporation ..........................         34,779         389,090
  Rockwell International Corporation ............         25,551       1,223,254
  Rohm and Haas Company ..........................        29,401       1,196,253
+ Rowan Companies, Inc. ..........................        11,193         242,748
  Royal Dutch Petroleum Company (NY Registered
    Shares) ......................................       288,025      17,407,511
  Russell Corporation ............................         4,487          75,157
  Ryder System, Inc. .............................         8,644         211,238
  SAFECO Corporation .............................        17,463         433,301
  SBC Communications Inc. ........................       458,221      22,338,274
  SLM Holding Corporation ........................        21,368         902,798
  SUPERVALU INC ..................................        18,752         375,040
  SYSCO Corporation ..............................        44,243       1,750,364
+ Safeway Inc. ...................................        68,343       2,430,448
  Sara Lee Corporation ...........................       122,057       2,692,883
  Schering-Plough Corporation ....................       197,328       8,324,775
  Schlumberger Limited ...........................        73,856       4,154,400
  Scientific-Atlanta, Inc. .......................        10,552         586,955
+ Seagate Technology, Inc. .......................        27,980       1,302,819
  The Seagram Company Ltd. .......................        58,199       2,615,318
+ Sealed Air Corporation .........................        11,219         581,284
  Sears, Roebuck & Co. ...........................        50,767       1,545,221
+ Sempra Energy ..................................        32,284         560,935
  Service Corporation International ..............        36,544         253,524
  Shared Medical Systems Corporation .............         3,582         182,458
  The Sherwin-Williams Company ...................        22,281         467,901
  Sigma-Aldrich Corporation ......................        13,534         406,866
+ Silicon Graphics, Inc. .........................        24,689         242,261
  Snap-On Incorporated ...........................         7,860         208,781
+ Solectron Corporation ..........................        39,387       3,746,688
  The Southern Company ...........................        90,411       2,124,659
  SouthTrust Corporation .........................        22,546         852,521
  Southwest Airlines Co. .........................        67,756       1,096,800
  Springs Industries, Inc. (Class A) .............         2,413          96,369
  Sprint Corp. (FON Group) .......................       117,053       7,879,130
+ Sprint Corp. (PCS Group) .......................        57,885       5,933,213
+ St. Jude Medical, Inc. .........................        11,303         346,861
  The St. Paul Companies, Inc. ...................        30,493       1,027,233
  The Stanley Works ..............................        12,012         361,862
+ Staples, Inc. ..................................        62,385       1,294,489
  State Street Corporation .......................        21,488       1,569,967
  Summit Bancorp ................................         23,475         718,922
+ Sun Microsystems, Inc. ........................        209,826      16,248,401
  SunTrust Banks, Inc. ..........................         42,978       2,957,424
  Sunoco, Inc. ..................................         12,119         284,797
  Synovus Financial Corp. .......................         37,584         746,982
  T. Rowe Price Associates, Inc. ................         16,072         593,660
  The TJX Companies, Inc. .......................         41,650         851,222
  TRW Inc. ......................................         16,314         847,308
  Tandy Corporation .............................         26,004       1,279,072
  Tektronix, Inc. ...............................          6,316         245,535
+ Tellabs, Inc. .................................         54,034       3,468,307
  Temple-Inland, Inc. ...........................          7,489         493,806
+ Tenet Healthcare Corporation ..................         41,812         982,582
+ Teradyne, Inc. ................................         22,969       1,515,954
  Texaco Inc. ...................................         74,288       4,034,767
  Texas Instruments Incorporated ................        107,725      10,435,859
  Texas Utilities Company .......................         37,127       1,320,329
  Textron, Inc. .................................         19,979       1,532,140
+ Thermo Electron Corporation ...................         21,275         319,125
  Thomas & Betts Corporation ....................          7,766         247,541
  Time Warner Inc. ..............................        172,807      12,517,707
  The Times Mirror Company (Class A) ............          8,047         539,149
  The Timken Company ............................          8,361         170,878
  Torchmark Corporation .........................         17,668         513,476
  Tosco Corporation .............................         19,333         525,616
+ Toys 'R' Us, Inc. .............................         32,878         470,566
  Transocean Sedco Forex Inc. ...................         27,728         934,105
  Tribune Company ...............................         31,896       1,756,274
+ Tricon Global Restaurants, Inc. ...............         20,623         796,563
  Tupperware Corporation ........................          7,776         131,706
  Tyco International Ltd. .......................        226,829       8,817,977
  U S WEST, Inc. ................................         67,910       4,889,520
+ US Airways Group, Inc. ........................          9,633         308,858
  U.S. Bancorp ..................................         97,739       2,327,410
  UST Inc. ......................................         22,981         578,834
  USX-Marathon Group ............................         41,736       1,030,358
  USX-U.S. Steel Group ..........................         11,873         391,809
  Unicom Corporation ............................         29,259         980,177
  Unilever NV (NY Registered Shares) ............         76,775       4,179,439
  Union Carbide Corporation .....................         17,980       1,200,165
  Union Pacific Corporation .....................         33,382       1,456,290
  Union Pacific Resources Group Inc. ............         33,895         432,161
  Union Planters Corporation ....................         18,943         747,065
+ Unisys Corporation ............................         41,627       1,329,462
  United HealthCare Corporation .................         22,801       1,211,303
  United Technologies Corporation ...............         64,305       4,179,825
  Unocal Corporation ............................         32,562       1,092,862
  UnumProvident Corporation .....................         32,241       1,033,727
  V. F. Corporation .............................         15,866         475,980
+ Viacom, Inc. (Class B) ........................         93,620       5,658,159
  Vulcan Materials Company ......................         13,463         537,679
+ W.R. Grace & Co. ..............................          9,642         133,783
  W.W. Grainger, Inc. ...........................         12,573         601,147
  Wachovia Corporation ..........................         27,215       1,850,620
  Wal-Mart Stores, Inc. .........................        597,748      41,319,331
  Walgreen Co. ..................................        134,789       3,942,578
  The Walt Disney Company .......................        277,015       8,102,689
  Warner-Lambert Company ........................        115,336       9,450,344
  Washington Mutual, Inc. .......................         77,544       2,016,144
  Waste Management, Inc. ........................         83,229       1,430,498
+ Watson Pharmaceuticals, Inc. ..................         12,887         461,516
+ Wellpoint Health Networks Inc. ................          8,548         563,634
  Wells Fargo Company ...........................        220,595       8,920,310
  Wendy's International, Inc. ...................         16,061         331,258
  Westvaco Corporation ..........................         13,473         439,557
  Weyerhaeuser Company ..........................         31,545       2,265,325
  Whirlpool Corporation .........................          9,997         650,430
  Willamette Industries, Inc. ...................         14,998         696,470
  The Williams Companies, Inc. ..................         58,429       1,785,736
  Winn-Dixie Stores, Inc. .......................         20,007         478,918
  Wm. Wrigley Jr. Company .......................         15,550       1,289,678
  Worthington Industries, Inc. ..................         11,970         197,505
  Xerox Corporation .............................         89,229       2,024,383
+ Xilinx, Inc. ..................................         42,828       1,947,336
+ Yahoo! Inc. ...................................         35,359      15,299,397
--------------------------------------------------------------------------------
  Total Common Stocks (Cost -- $1,181,489,357) -- 97.9%            1,654,548,485
================================================================================


                                     16 & 17

                             Merrill Lynch S&P 500 Index Fund, December 31, 1999

SCHEDULE OF INVESTMENTS (concluded)

              Master S&P 500 Index Series (concluded)
-----------------------------------------------------------------------------------------------
   Face
  Amount                          Short-Term Obligations                              Value
===============================================================================================
Commercial Paper*
$25,000,000            Associates First Capital Corp., 4.05% due 1/03/2000       $   24,994,375
 11,138,000            General Motors Acceptance Corp., 5% due 1/03/2000             11,134,906
===============================================================================================
Total Short-Term Obligations (Cost -- $36,129,281) -- 2.1%                           36,129,281
===============================================================================================
Total Investments (Cost -- $1,217,618,638) -- 100.0%                              1,690,677,766
Variation Margin on Financial Futures Contracts** -- 0.0%                                84,776
Liabilities in Excess of Other Assets -- (0.0%)                                        (426,804)
                                                                                 --------------
Net Assets -- 100.0%                                                             $1,690,335,738
                                                                                 ==============
===============================================================================================

+     Non-income producing security.
++    Portion of securities held as collateral for open financial futures contracts.
++    An affiliate of the Series.
* Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
** Financial futures contracts purchased as of December 31, 1999 were as follows:

      --------------------------------------------------------------------------
      Number of                                      Expiration
      Contracts              Issue                       Date           Value
      --------------------------------------------------------------------------
         98          S&P 500 Stock Index              March 2000     $36,362,900
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price -- $35,891,605)                          $36,362,900
                                                                     ===========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
S&P 500
INDEX SERIES          As of December 31, 1999
=======================================================================================================================
Assets:               Investments, at value (identified cost -- $1,217,618,638)                          $1,690,677,766
                      Cash ....................................................                                  67,949
                      Receivables:
                        Contributions .........................................      $    5,434,303
                        Dividends .............................................           1,434,729
                        Securities sold .......................................             141,384
                        Variation margin ......................................              84,776           7,095,192
                                                                                     --------------
                      Deferred organization expenses ..........................                                   2,704
                      Prepaid expense .........................................                                 217,737
                                                                                                         --------------
                      Total assets ............................................                           1,698,061,348
                                                                                                         --------------
=======================================================================================================================
Liabilities:          Payables:
                        Withdrawals ...........................................           7,003,858
                        Securities purchased ..................................             510,164
                        Investment adviser ....................................               7,726           7,521,748
                                                                                     --------------
                      Accrued expenses and other liabilities ..................                                 203,862
                                                                                                         --------------
                      Total liabilities .......................................                               7,725,610
                                                                                                         --------------
=======================================================================================================================
Net Assets:           Net assets ..............................................                          $1,690,335,738
                                                                                                         ==============
=======================================================================================================================
Net Assets            Partners' capital .......................................                          $1,216,805,316
Consist of:           Unrealized appreciation on investments -- net ...........                             473,530,422
                                                                                                         --------------
                      Net assets ..............................................                          $1,690,335,738
                                                                                                         ==============
=======================================================================================================================

                      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER
S&P 500
INDEX SERIES          For the Year Ended December 31, 1999
=======================================================================================================================
Investment            Dividends (net of $190,201 foreign withholding tax) .....                          $   18,406,346
Income:               Interest and discount earned ............................                               2,120,491
                      Other ...................................................                                  62,139
                                                                                                         --------------
                      Total income ............................................                              20,588,976
                                                                                                         --------------
=======================================================================================================================
Expenses:             Investment advisory fees ................................      $      479,793
                      Accounting services .....................................             374,872
                      Custodian fees ..........................................             135,447
                      Professional fees .......................................              55,838
                      Pricing fees ............................................               5,497
                      Trustees' fees and expenses .............................               4,647
                      Amortization of organization expenses ...................               3,117
                      Other ...................................................              13,725
                                                                                     --------------
                      Total expenses ..........................................                               1,072,936
                                                                                                         --------------
                      Investment income -- net ................................                              19,516,040
                                                                                                         --------------
=======================================================================================================================
Realized &            Realized loss from investments -- net ...................                             (12,925,031)
Unrealized Gain       Change in unrealized appreciation on investments -- net..                             282,264,818
(Loss) On Invest-                                                                                        --------------
ments -- Net:         Net Increase in Net Assets Resulting from Operations ....                          $  288,855,827
                                                                                                         ==============
=======================================================================================================================

                      See Notes to Financial Statements.


                                     18 & 19

                             Merrill Lynch S&P 500 Index Fund, December 31, 1999

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             For the Year Ended
MASTER                                                                                           December 31,
S&P 500                                                                              ----------------------------------
INDEX SERIES          Increase (Decrease) in Net Assets:                                  1999                1998
=======================================================================================================================
Operations:           Investment income -- net ................................      $   19,516,040      $   14,156,369
                      Realized gain (loss) on investments -- net ..............         (12,925,031)         38,594,945
                      Change in unrealized appreciation on investments -- net..         282,264,818         145,214,729
                                                                                     --------------      --------------
                      Net increase in net assets resulting from operations ....         288,855,827         197,966,043
                                                                                     --------------      --------------
=======================================================================================================================
Net Capital           Increase in net assets derived from net capital
Contributions:          contributions .........................................         283,259,445         317,453,922
                                                                                     --------------      --------------
=======================================================================================================================
Net Assets:           Total increase in net assets ............................         572,115,272         515,419,965
                      Beginning of year .......................................       1,118,220,466         602,800,501
                                                                                     --------------      --------------
                      End of year .............................................      $1,690,335,738      $1,118,220,466
                                                                                     ==============      ==============
=======================================================================================================================

                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                     For the Year Ended
MASTER                                                                                  December 31,                For the Period
S&P 500               The following ratios have been derived from                ---------------------------       April 3, 1997+ to
INDEX SERIES          information provided in the financial statements.             1999             1998            Dec. 31, 1997
====================================================================================================================================
Ratios to Average     Expenses, net of reimbursement ........................           .07%             .10%               .12%*
Net Assets:                                                                      ==========       ==========           ========
                      Expenses ..............................................           .07%             .10%               .17%*
                                                                                 ==========       ==========           ========
                      Investment income -- net ..............................          1.33%            1.56%              1.99%*
                                                                                 ==========       ==========           ========
====================================================================================================================================
Supplemental          Net assets, end of period (in thousands)...............    $1,690,336       $1,118,220           $602,801
Data:                                                                            ==========       ==========           ========
                      Portfolio turnover ....................................         29.91%           25.97%             24.31%
                                                                                 ==========       ==========           ========
====================================================================================================================================

                      *     Annualized.
                      +     Commencement of operations.

                            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER
S&P 500
INDEX SERIES

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series") (formerly Merrill Lynch S&P 500 Index Series) is part of Quantitative Master Series Trust (the "Trust") (formerly Merrill Lynch Index Trust). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent


                                     20 & 21

                             Merrill Lynch S&P 500 Index Fund, December 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
S&P 500
INDEX SERIES

that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses -- Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .05% of the average daily value of the Series' net assets. Effective August 2, 1999, the annual rate was changed to .005%.

Merrill Lynch Trust Company, an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1999 were $728,470,387 and $424,501,607, respectively.

Net realized gains (losses) for the year ended December 31, 1999 and net unrealized gains as of December 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                Realized             Unrealized
                                             Gains (Losses)            Gains
--------------------------------------------------------------------------------
Long-term investments ...............         $(18,831,959)         $473,059,127
Financial futures contracts .........            5,906,928               471,295
                                              ------------          ------------
Total ...............................         $(12,925,031)         $473,530,422
                                              ============          ============
--------------------------------------------------------------------------------

As of December 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $440,892,107, of which $515,427,362 related to appreciated securities and $74,535,255 related to depreciated securities. At December 31, 1999, the aggregate cost of investments for Federal income tax purposes was $1,249,785,659.

4. Loaned Securities:

At December 31, 1999, the Series held US Treasury notes having an aggregate value of approximately $4,417,000 as collateral for portfolio securities loaned having a market value of approximately $5,791,000.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Master S&P 500 Index Series
(formerly Merrill Lynch S&P 500 Index Series):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master S&P 500 Index Series (one of the series constituting Quantitative Master Series Trust (formerly Merrill Lynch Index Trust)) as of December 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master S&P 500 Index Series of Quantitative Master Series Trust as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2000


                                     22 & 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                      Index 4 -- 12/99

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